Condensed Consolidated Balance Sheet (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011 Successor Registrant	Dec. 31, 2010 Predecessor Registrant
Current assets:
Cash and cash equivalents	$ 77,627	$ 79,251	$ 75,712
Accounts receivable, net	17,245	12,658	13,126
Due from related parties			840
Inventories, net of allowance for obsolescence	393	489	494
Prepaid insurance and other assets	6,102	6,687	4,911
Total current assets	101,367	99,085	95,083
Satellites and equipment, net	461,288	443,015	265,158
Concessions, net	44,180	44,628	38,185
Intangible assets	56,089	63,810	7,156
Deferred financing cost	12,903	13,677
Guarantee deposits and other assets	789	728	873
Goodwill			32,502
Total	676,616	664,943	438,957
Current liabilities:
Short-term portion of debt obligations			238,237
Accounts payable and accrued expenses	27,807	18,863	16,411
Deferred revenue	1,361	1,361	2,344
Income tax payable		454	101
Deferred income taxes	279	1,490	325
Total current liabilities	29,447	22,168	257,418
Debt obligations	325,000	325,000	197,873
Deferred revenue	33,460	33,800	60,666
Guarantee deposits and accrued expenses	2,747	2,904	2,677
Labor obligations	936	891	943
Deferred income taxes	24,899	19,889	5,413
Total liabilities	416,489	404,652	524,990
Contingencies and commitments
Shareholders' equity (deficit):
Paid-in capital (Predecessor Registrant common stock, class I, no par value, 10,312,499 shares authorized, issued and outstanding; Predecessor Registrant common stock, class II, no par value, 36,562,500 shares authorized, issued and outstanding; Successor Registrant common stock, class I, no par value, 50,000 shares authorized, issued and outstanding; Successor Registrant common stock, class II, no par value, 129,950,000 shares authorized, issued and outstanding)	275,662	275,662	46,764
Accumulated deficit	(19,158)	(18,882)	(136,320)
Total Satelites Mexicanos, S. A. de C. V. shareholders' equity (deficit)	256,504	256,780	(89,556)
Noncontrolling interest	3,623	3,511	3,523
Total shareholders' equity (deficit)	260,127	260,291	(86,033)
Total	$ 676,616	$ 664,943	$ 438,957